Property and Equipment, Net - Additional information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 15,873	¥ 10,925	¥ 7,194
Equipment pledged	¥ 19,086	¥ 22,221